CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		11 Months Ended	20 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2010	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2011
Revenue
Service Revenue, net	$ 7,285	$ 13,176	$ 17,731	$ 25,928	$ 28,973	$ 54,901
OPERATING EXPENSES
Professional fees	7,106	775	1,780	94,646	1,780	96,426
Web development and hosting	17,435	1,473	9,487	55,546	20,622	76,168
Marketing	5,135	1,028	3,022	8,157	1,010	9,167
Payroll and payroll taxes	119,409	28,628	80,767	213,171	98,873	312,044
Consulting	529,462	1,530	2,568	584,673	111,673	696,346
Travel and entertainment	9,135	9,786	18,581	22,156	26,187	48,343
Impairment of intangible assets				1,454		1,454
General and administrative	50,817	10,606	17,593	84,336	23,164	107,500
Total Operating Expenses	738,499	53,826	133,798	1,064,139	283,309	1,347,448
NET LOSS FROM OPERATIONS	(731,214)	(40,650)	(116,067)	(1,038,211)	(254,336)	(1,292,547)
OTHER EXPENSES
Liquidated damages				16,575		16,575
Interest expense				34,726		34,726
Total other expenses				51,301		51,301
Net loss before provision for income taxes	(731,214)	(40,650)	(116,067)	(1,089,512)	(254,336)	(1,343,848)
Provision for Income Taxes
NET LOSS	$ (731,214)	$ (40,650)	$ (116,067)	$ (1,089,512)	$ (254,336)	$ (1,343,848)
Net loss per share - basic and diluted	$ (0.02)	$ 0.00	$ (0.01)	$ (0.03)		$ (0.05)
Weighted average number of shares outstanding during the period - basic and diluted	43,245,232	19,436,879	18,071,203	34,487,551		26,104,137